8. RELATED PARTY TRANSACTIONS AND BALANCES: Schedule of Related Party Liabilities (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Liability - Amount during period		$ 745,883	$ 834,975	$ 899,739
Related Party Liability		$ 130,652	59,523
Pacific Opportunity Capital Ltd
Related Party Liability - Description of Services	[1]	Rent, management and accounting services
Related Party Liability - Amount during period	[1]	$ 228,455	218,690	236,975
Related Party Liability	[1]	$ 62,754	21,134
Paul W. Kuhn
Related Party Liability - Description of Services		Consulting and housing allowance and share-based payment
Related Party Liability - Amount during period		$ 326,903	335,970	349,813
Related Party Liability		$ 33,523	16,776
Paul L. Nelles
Related Party Liability - Description of Services	[2]	Salaries and share-based payment
Related Party Liability - Amount during period	[2]	$ 27,620	23,320	35,387
Related Party Liability	[2]	$ 0	0
Mineralia
Related Party Liability - Description of Services	[3]	Consulting
Related Party Liability - Amount during period	[3]	$ 157,536	198,089	239,882
Related Party Liability	[3]	$ 34,375	17,496
B&B Renting and Consulting Lda
Related Party Liability - Description of Services	[4]	Rent
Related Party Liability - Amount during period	[4]	$ 0	42,026	26,293
Related Party Liability	[4]	$ 0	4,117
Adriano Barros
Related Party Liability - Description of Services	[3]	Share-based payment
Related Party Liability - Amount during period	[3]	$ 5,369	16,880	$ 11,389
Related Party Liability	[3]	$ 0	$ 0

[1]	Pacific Opportunity Capital Ltd., a company controlled by a director of the Company
[2]	Paul L. Nelles is a director of Innomatik
[3]	Mineralia, a private company partially owned by Adriano Barros, the general manager of MAEPA
[4]	B&B Renting and Consulting Lda., a private company partially owned by Adriano Barros, the general manager of MAEPA